Change in Accounting Treatment (Details) - TINGO, INC. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Change in Accounting Treatment (Details) [Line Items]
Shares issued to service expenses		$ 111,360,000
Company expenses	$ 111,360,000